SHARE CAPITAL (Disclosure of share purchase warrants outstanding) (Details) - Share Purchase Warrants [Member]	12 Months Ended
	Mar. 31, 2025 CAD ($) Share $ / shares	Mar. 31, 2024 Share $ / shares
Disclosure of classes of share capital [line items]
Expiry Date	August 19, 2026
Exercise Price | $ / shares	$ 3	$ 0
Grant Date Fair Value | $	$ 89,737
Share Purchase Warrants | Share	1,180,750	0